INVESTMENTS	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
INVESTMENTS

Equity Accounting Method Investment Continuity
	Kibali	Jabal Sayid	Zaldívar	Other	Total
At January 1, 2019	$—	$245	$989	$—	$1,234
Acquisitions	3,195	—	—	58	3,253
Equity pick-up from equity investees	98	51	16	—	165
Funds invested	—	—	—	2	2
Dividends paid	(75)	—	(50)	—	(125)
Shareholder loan repayment	—	—	—	(2)	(2)
At December 31, 2019	$3,218	$296	$955	$58	$4,527
Equity pick-up from equity investees	201	74	12	1	288
Dividends paid	(140)	—	—	(1)	(141)
Shareholder loan repayment/disbursements	—	(1)	—	(3)	(4)
At December 31, 2020	$3,279	$369	$967	$55	$4,670

Summarized Equity Investee Financial Information
	Kibali		Jabal Sayid		Zaldívar
For the years ended December 31	2020	2019	2020	2019	2020	2019
Revenue	$1,440	$1,123	$400	$315	$595	$685
Cost of sales (excluding depreciation)	495	460	154	133	380	442
Depreciation	387	435	54	53	143	172
Finance expense	(1)	—	—	1	1	12
Other expense (income)	43	18	4	(2)	32	10
Income before income taxes	$516	$210	$188	$130	$39	$49
Income tax expense	(94)	(16)	(40)	(27)	(15)	(17)
Net income	$422	$194	$148	$103	$24	$32
Total comprehensive income	$422	$194	$148	$103	$24	$32
Summarized Balance Sheet
	Kibali		Jabal Sayid		Zaldívar
For the years ended December 31	2020	2019	2020	2019	2020	2019
Cash and equivalents[1]	$944	$453	$71	$43	$271	$139
Other current assets[2]	131	338	68	67	676	632
Total current assets	$1,075	$791	$139	$110	$947	$771
Non-current assets	4,559	4,623	429	464	1,839	1,823
Total assets	$5,634	$5,414	$568	$574	$2,786	$2,594
Current financial liabilities (excluding trade, other payables & provisions)	$19	$11	$4	$—	$36	$19
Other current liabilities	103	35	59	63	257	99
Total current liabilities	$122	$46	$63	$63	$293	$118
Non-current financial liabilities (excluding trade, other payables & provisions)	42	44	—	150	125	11
Other non-current liabilities	653	648	12	14	545	536
Total non-current liabilities	$695	$692	$12	$164	$670	$547
Total liabilities	$817	$738	$75	$227	$963	$665
Net assets	$4,817	$4,676	$493	$347	$1,823	$1,929
1.Kibali cash and equivalents are subject to various administrative steps before they can be distributed to the joint venture shareholders and are held across three banks in the Democratic Republic of Congo, including two domestic banks.
2.Zaldívar other current assets include inventory of $607 million (2019: $543 million).
The information above reflects the amounts presented in the financial information of the joint venture adjusted for differences between IFRS and local GAAP and fair value adjustments on acquisition of equity in investees.

Reconciliation of Summarized Financial Information to Carrying Value
	Kibali	Jabal Sayid	Zaldívar
Opening net assets	$4,676	$347	$1,929
Income for the period	422	148	24
Dividends paid	(281)	—	—
Disbursements	—	(2)	—
Dividends declared not paid	—	—	(130)
Closing net assets, December 31	$4,817	$493	$1,823
Barrick's share of net assets	2,168	246	977
Equity earnings adjustment	—	—	(10)
Goodwill recognition	1,111	123	—
Carrying value	$3,279	$369	$967